UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number: 028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   November 9, 2005


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 83


Form 13F Information Table Value Total: $106,497





List of Other Included Managers:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      341     8050 SH       SOLE                     7600               450
Altria Group                   COM              02209S103     2464    33424 SH       SOLE                    30949              2475
American Int'l Group           COM              026874107     2004    32341 SH       SOLE                    28016              4325
Anheuser-Busch                 COM              035229103     4620   107340 SH       SOLE                    87665             19675
Arrow International            COM              042764100      375    13300 SH       SOLE                     9800              3500
Berkshire Hathaway A           COM              084670108     3690       45 SH       SOLE                       29                16
Berkshire Hathaway B           COM              084670207     6369     2332 SH       SOLE                     2034               298
Block (H&R)                    COM              093671105     1430    59650 SH       SOLE                    58550              1100
Brown Forman B                 COM              115637209      238     4000 SH       SOLE                     2000              2000
Burlington Resources           COM              122014103     1187    14600 SH       SOLE                    14050               550
Cablevision Systems            COM              12686C109     1330    43357 SH       SOLE                    33841              9516
Carpenter Technology           COM              144285103      264     4500 SH       SOLE                     4500
Citigroup, Inc.                COM              172967101     3682    80878 SH       SOLE                    66369             14509
Coca-Cola Co.                  COM              191216100     1811    41920 SH       SOLE                    35920              6000
Comcast A SPCL                 COM              20030N200     2259    78495 SH       SOLE                    64145             14350
Comcast Corp. A                COM              20030N101      281     9572 SH       SOLE                     9572
Costco Wholesale               COM              22160K105     1191    27650 SH       SOLE                    24950              2700
Diageo PLC ADR                 COM              25243Q205      787    13565 SH       SOLE                    12765               800
Discovery Holding Co.          COM              25468y107      394    27283 SH       SOLE                    20701              6582
Dover Corp.                    COM              260003108     2521    61800 SH       SOLE                    51700             10100
Dress Barn                     COM              261570105      414    18200 SH       SOLE                    18200
Ethan Allen                    COM              297602104      600    19150 SH       SOLE                    16675              2475
Expedia, Inc.                  COM              30212p105      275    13899 SH       SOLE                    12275              1624
ExxonMobil Corp                COM              30231G102     2393    37659 SH       SOLE                    24889             12770
Freddie Mac                    COM              313400301      874    15475 SH       SOLE                    11700              3775
Fulton Financial               COM              360271100     1115    66449 SH       SOLE                    59313              7136
Gannett Co.                    COM              364730101      737    10711 SH       SOLE                     8711              2000
General Electric               COM              369604103      709    21045 SH       SOLE                    19445              1600
Genuine Parts                  COM              372460105      364     8475 SH       SOLE                     7275              1200
Harley Davidson                COM              412822108      665    13725 SH       SOLE                    13100               625
Hasbro, Inc.                   COM              418056107      474    24100 SH       SOLE                    11400             12700
Helmerich & Payne              COM              423452101      217     3600 SH       SOLE                     3600
Hershey Company                COM              427866108      397     7055 SH       SOLE                     3805              3250
IAC/InterActive Corp           COM              45840Q101      352    13899 SH       SOLE                    12275              1624
Int'l Game Tech.               COM              459902102      788    29175 SH       SOLE                    25425              3750
Interpublic Group              COM              460690100      457    39250 SH       SOLE                    36250              3000
J & J Snack Foods              COM              466032109      306     5300 SH       SOLE                     5300
Johnson & Johnson              COM              478160104     1874    29620 SH       SOLE                    24620              5000
Laboratory Corp                COM              50540R409      588    12075 SH       SOLE                    11375               700
Liberty Global A               COM              530555101      420    15505 SH       SOLE                    11570              3935
Liberty Global C               COM              530555309      399    15505 SH       SOLE                    11570              3935
Liberty Media Corp.            COM              530718105     2341   290862 SH       SOLE                   223976             66886
Lockheed Martin                COM              539830109      248     4065 SH       SOLE                     3865               200
Loews Corp.                    COM              540424108      629     6810 SH       SOLE                     4310              2500
Manpower, Inc.                 COM              56418H100      449    10125 SH       SOLE                     8025              2100
Marathon Oil                   COM              565849106      717    10400 SH       SOLE                    10400
Martin Marietta Matrls.        COM              573284106     2584    32931 SH       SOLE                    25531              7400
McGrath Rentcorp               COM              580589109      212     7500 SH       SOLE                     7500
McKesson Corp.                 COM              58155Q103     1428    30100 SH       SOLE                    27000              3100
Medical Services Intl          COM              58463C101        1  1000000 SH       SOLE                  1000000
Mile Marker Int'l              COM              599214202      120    35300 SH       SOLE                    35300
Mohawk Industries              COM              608190104     2546    31725 SH       SOLE                    26800              4925
Montpelier Re Holdings         COM              G62185106     1297    52200 SH       SOLE                    46000              6200
Nat'l Penn Bancshares          COM              637138108      398    15997 SH       SOLE                    14620              1377
Nestle Reg ADR                 COM              641069406     3480    47345 SH       SOLE                    39195              8150
Newell Rubbermaid              COM              651229106      342    15100 SH       SOLE                    13600              1500
Nutraceutical Int'l Corp.      COM              67060Y101      198    13900 SH       SOLE                    13900
PepsiCo, Inc.                  COM              713448108      339     5986 SH       SOLE                     5986
Pfizer, Inc.                   COM              717081103     2327    93191 SH       SOLE                    66041             27150
Procter & Gamble               COM              742718109      276     4650 SH       SOLE                     4650
Progressive Corp.              COM              743315103     8284    79070 SH       SOLE                    59945             19125
Respironics Inc.               COM              761230101      337     8000 SH       SOLE                     8000
Risk, George Ind.              COM              767720204      211    32400 SH       SOLE                    32400
Schering Plough                COM              806605101      238    11300 SH       SOLE                     9900              1400
Scripps (E.W.) Co.             COM              811054204     1606    32140 SH       SOLE                    28790              3350
Sovereign Bancorp              COM              845905108     1183    53674 SH       SOLE                    53674
T J X Companies                COM              872540109     3464   169125 SH       SOLE                   141425             27700
Tel.& Data Sys Special         COM              879433860      260     6925 SH       SOLE                     6625               300
Telephone & Data Sys.          COM              879433100      211     5400 SH       SOLE                     5400
Thor Industries                COM              885160101      768    22600 SH       SOLE                    19600              3000
Tiffany & Company              COM              886547108     2811    70690 SH       SOLE                    64240              6450
Time Warner                    COM              887317105      583    32182 SH       SOLE                    30182              2000
Transatlantic Holdings         COM              893521104      334     5868 SH       SOLE                     5618               250
Tyco International             COM              902124106     1065    38250 SH       SOLE                    28800              9450
Unitrin, Inc.                  COM              913275103      710    14950 SH       SOLE                     9150              5800
Verizon Communications         COM              92343V104      808    24712 SH       SOLE                    21993              2719
Viacom Inc. Class B            COM              925524308      404    12242 SH       SOLE                    10817              1425
Wachovia Corp.                 COM              929903102     1526    32070 SH       SOLE                    32070
Wal-Mart Stores                COM              931142103     1460    33318 SH       SOLE                    28593              4725
Washington Post Cl B           COM              939640108     3566     4443 SH       SOLE                     3639               804
Waste Management               COM              94106L109     1272    44450 SH       SOLE                    35150              9300
Wells Fargo                    COM              949746101     1316    22470 SH       SOLE                    16550              5920
Whirlpool Corp.                COM              963320106     2490    32860 SH       SOLE                    27110              5750
